Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions and Balances
Schedule of significant related party transactions
The Group entered into the following significant related party transactions for the periods presented:

	For the Year Ended December 31,
	2021	2022	2023
	RMB in thousands
Purchases of goods and services	117,116	206,931	172,506
(Acquire of)/Transfer of long-term investments 1	(40,837)	275,000	—
Capital contribution/Loans to an entity 2 (“Entity”)	2,785,314	—	—
Repayment of loans and interest from the Entity 2	—	—	696,624
Investment income and interest income	14,366	78,827	48,069
Sales of goods and services	9,136	13,953	12,740
1.
The balances due from the investment funds, of which the Company is their limited partners, as of December 31, 2022 and December 31, 2023 were consideration receivables related to the equity investments transferred, which is non-trade
in nature.

2.
The Company established the Entity with an independent third party and two entities controlled by Mr. Rui Chen and Ms. Ni Li, respectively, to acquire the land use rights for a parcel of land in Shanghai for future construction. The balance as of December 31, 2022 and 2023 represents interest-bearing loans and interest expenses related to the Entity, which are non-trade
in nature. The annual interest rates of the loans were from 3.3%

to 4.15%

Schedule of significant related party balances
The Group had the following significant related party balances as of December 31, 2022 and 2023, respectively:

	December 31, 2022	December 31, 2023
	RMB in thousands
Amount due from related parties
Due from investment funds 1	103,689	37,506
Due from the Entity 2	1,308,652	646,284
Due from other investees	182,579	106,784

Total	1,594,920	790,574

Amount due to related parties 3	108,307	14,896

1.
The balances due from the investment funds, of which the Company is their limited partners, as of December 31, 2022 and December 31, 2023 were consideration receivables related to the equity investments transferred, which is non-trade
in nature.

2.
The Company established the Entity with an independent third party and two entities controlled by Mr. Rui Chen and Ms. Ni Li, respectively, to acquire the land use rights for a parcel of land in Shanghai for future construction. The balance as of December 31, 2022 and 2023 represents interest-bearing loans and interest expenses related to the Entity, which are non-trade
in nature. The annual interest rates of the loans were from 3.3%

to 4.15%

3.	The balances as of December 31, 2022 and 2023 mainly represent considerations related to long-term investments, which are non-trade in nature.